Annual Fund Operating Expenses - Retail - Vanguard Global Wellesley Income Fund	Dec. 17, 2021
Investor Shares
Operating Expenses:
Management Fees	0.38%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.41%
Admiral Shares
Operating Expenses:
Management Fees	0.26%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.28%